Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Domestic (1) (2)	$(7,949)	$(74,244)	$(36,846)	$(45,363)
Foreign (1)	(193,495)	100,719	107,785	56,669
Total	$(201,444)	$26,475	$70,939	$11,306

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Current:
U.S.:
Federal	$282	$(5,267)	$1,839	$(4,221)
State and local	52	297	473	324
Foreign	1,328	22,776	30,725	29,860
Total current	1,662	17,806	33,037	25,963
Deferred:
U.S.:
Federal	(2,049)	(3,104)	(4,937)	3,459
State and local	(313)	79	100	(615)
Foreign	(5,119)	(1,820)	(3,527)	(18,854)
Total deferred	(7,481)	(4,845)	(8,364)	(16,010)
Provision for income taxes	$(5,819)	$12,961	$24,673	$9,953

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

U.S. Federal Statutory tax rate	35.0%	35.0%	35.0%	35.0%

Taxes computed at U.S. statutory rate	$(70,505)	$9,267	$24,829	$3,957
State income taxes, net of Federal benefit	389	(2,232)	(459)	(702)
Preferred dividend valuation	60,202	-	-	-
Tax on foreign operations	396	805	(11,613)	(1,469)
Net change in reserve	(713)	(76)	5,724	(27)
Change in valuation allowances	(880)	3,635	6,915	6,674
Provision for tax on undistributed foreign earnings	752	(682)	204	(260)
Change of tax rate	-	(487)	(1,054)	(847)
Foreign exchange impact on provision	-	54	100	1,193
Non-deductible Transaction Costs	4,234	1,901	-	-
Other, net	306	776	27	1,434
Income tax (benefit) expense	$(5,819)	$12,961	$24,673	$9,953
Effective tax rate	2.89%	48.95%	34.78%	88.02%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Deferred tax assets:
Accounts receivable	$1,758	$1,313
Inventory	3,272	2,414
Accrued liabilities	3,683	1,617
Employee benefits	12,252	18,910
Research and development costs	14,093	13,267
Tax credits	34,041	39,541
Net operating losses	21,368	12,783
Other	8,213	5,194
Total deferred tax assets	98,680	95,039
Valuation allowance	(15,778)	(41,446)
Total gross deferred tax assets	82,902	53,593

Deferred tax liabilities:
Plant and equipment	17,447	882
Goodwill and intangibles	210,438	73,962
Partnership basis difference	179	11,585
Undistributed foreign earnings	6,301	6,185
Other	7,817	3,409
Total gross deferred tax liabilities	242,182	96,023

Net deferred tax liability	$159,280	$42,430

Condensed Balance Sheet [Table Text Block]
	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Net current deferred tax asset	$10,974	$5,169
Net noncurrent deferred tax asset	(454)	1,812
	10,520	6,981

Net noncurrent deferred tax liability	169,800	49,411

Total net deferred tax liability	$159,280	$42,430

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012	For the year ended December 31, 2011
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)

Unrecognized tax benefits at beginning of period	$-	$22,759	$18,833	$22,502
Additions based on current year tax positions	328	837	2,308	3,716
Additions based upon prior year tax positions (including acquired uncertain tax positions)	26,349	283	1,748	(3,881)
Reductions due to closed statutes	(1,024)	(379)	(130)	-
Reductions for settlements and payments	-	-	-	(3,504)

Total Unrecognized Tax benefits at end of period	$25,653	$23,500	$22,759	$18,833

Summary of Income Tax Examinations [Table Text Block]
Major Jurisdiction	Open Years
Brazil	2008 through 2013
China	2011 through 2013
France	2010 through 2013
Germany	2009 through 2013
Italy	2008 through 2013
Japan	2012 through 2013
Netherlands	2007 through 2013
Singapore	2008 through 2013
United Kingdom	2008 through 2013
United States	2006 through 2013